Segment reporting (Details 4) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2026 INR (₨)		Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)		Mar. 31, 2024 INR (₨)
Disclosures Of Geographical Areas [Line Items]
Revenues		₨ 335,933	[1]	$ 3,580	₨ 325,535	[1]	₨ 279,164	[1]
United States [Member]
Disclosures Of Geographical Areas [Line Items]
Revenues		117,892			149,351		135,565
India [Member]
Disclosures Of Geographical Areas [Line Items]
Revenues		64,537			55,830		48,473
Russia [Member]
Disclosures Of Geographical Areas [Line Items]
Revenues		34,786			25,958		22,301
Others [Member]
Disclosures Of Geographical Areas [Line Items]
Revenues	[2]	₨ 118,718			₨ 94,396		₨ 72,825

[1]	Revenues for the year ended March 31, 2026 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, of Rs.7,270 (as compared to Rs.9,389 and Rs.10,707 for the years ended March 31, 2025 and 2024, respectively) and from the PSAI segment to the Others segment of Rs.0 (as compared to Rs.0 and Rs.72 for the years ended March 31, 2025 and 2024, respectively)
[2]	Others include Germany, the United Kingdom, Ukraine, Romania, Brazil and other countries across the world.